SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Reconciliation of cash) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Cash	$ 334,910	$ 620,910
Restricted cash – non-current	237,197	152,434
Total cash and restricted cash	$ 572,107	$ 773,344	$ 1,291,881	$ 809,689